LEASES (Details - Lease cost) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Lease Cost
Operating lease cost	$ 121,932	$ 252,951
Short-term lease cost	61,226	132,697
Variable lease cost	0	0
Sublease income	0	0
Total lease cost	$ 183,158	$ 385,648